Critical Accounting Estimates and Judgements - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory [Line Items]
Net book value on property plant and equipment	$ 106,827	$ 113,406	$ 173,397